Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning	[1]	$ 312,507
Balance Ending		499,645	$ 312,507	[1]
Capital expenditure commitments		18,300	12,000
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		547,655	515,986
Acquisitions through business combinations		38,195
Additions		30,205	30,459
Changes in closure provision estimate		408	2,100
Disposals		(13,973)	(701)
Foreign exchange rate differences		(21,144)	(189)
Transfers and other movements		5,478	0
Balance Ending		586,824	547,655
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(235,148)	(31,036)
Depreciation charge for the year		(23,630)	(24,983)
Impairment reversal for the year		156,013
Impairment charge for the year			(175,612)
Disposals		10,418	329
Foreign exchange rate differences		5,168	(3,846)
Transfers and other movements		0	0
Balance Ending		(87,179)	(235,148)
Land and Buildings [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		15,368
Balance Ending		74,403	15,368
Land and Buildings [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		36,247	32,458
Acquisitions through business combinations		38,159
Additions		0	0
Changes in closure provision estimate		0	0
Disposals		(3,214)	0
Foreign exchange rate differences		(1,588)	(435)
Transfers and other movements		10,708	4,224
Balance Ending		80,312	36,247
Land and Buildings [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(20,879)	(881)
Depreciation charge for the year		(2,481)	(2,408)
Impairment reversal for the year		16,842
Impairment charge for the year			(16,367)
Disposals		249	0
Foreign exchange rate differences		360	(1,223)
Transfers and other movements		0	0
Balance Ending		(5,909)	(20,879)
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		89,062
Balance Ending		177,040	89,062
Plant and Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		243,128	236,884
Acquisitions through business combinations		36
Additions		0	0
Changes in closure provision estimate		408	2,100
Disposals		(10,759)	0
Foreign exchange rate differences		(9,111)	(464)
Transfers and other movements		13,175	4,608
Balance Ending		236,877	243,128
Plant and Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(154,066)	(22,725)
Depreciation charge for the year		(18,044)	(17,937)
Impairment reversal for the year		98,665
Impairment charge for the year			(106,681)
Disposals		10,169	0
Foreign exchange rate differences		3,439	(6,723)
Transfers and other movements		0	0
Balance Ending		(59,837)	(154,066)
Mine Properties [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		125,723
Balance Ending		159,236	125,723
Mine Properties [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		172,050	171,478
Acquisitions through business combinations		0
Additions		0	42
Changes in closure provision estimate		0	0
Disposals		0	0
Foreign exchange rate differences		(6,533)	523
Transfers and other movements		5,478	7
Balance Ending		170,995	172,050
Mine Properties [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(46,327)	(2,605)
Depreciation charge for the year		(3,105)	(4,638)
Impairment reversal for the year		36,885
Impairment charge for the year			(43,895)
Disposals		0	0
Foreign exchange rate differences		788	4,811
Transfers and other movements		0	0
Balance Ending		(11,759)	(46,327)
Capital Works in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		14,145
Balance Ending		23,219	14,145
Capital Works in Progress [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		23,612	18,779
Acquisitions through business combinations		0
Additions		30,205	12,723
Changes in closure provision estimate		0	0
Disposals		0	(372)
Foreign exchange rate differences		(1,051)	322
Transfers and other movements		(23,954)	(7,840)
Balance Ending		28,812	23,612
Capital Works in Progress [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(9,467)	0
Depreciation charge for the year		0	0
Impairment reversal for the year		3,621
Impairment charge for the year			(8,669)
Disposals		0	0
Foreign exchange rate differences		253	(798)
Transfers and other movements		0	0
Balance Ending		(5,593)	(9,467)
Exploration and Evaluation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		68,209
Balance Ending		65,747	68,209
Exploration and Evaluation [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		72,618	56,387
Acquisitions through business combinations		0
Additions		0	17,694
Changes in closure provision estimate		0	0
Disposals		0	(329)
Foreign exchange rate differences		(2,861)	(135)
Transfers and other movements		71	(999)
Balance Ending		69,828	72,618
Exploration and Evaluation [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance Beginning		(4,409)	(4,825)
Depreciation charge for the year		0	0
Impairment reversal for the year		0
Impairment charge for the year			0
Disposals		0	329
Foreign exchange rate differences		328	87
Transfers and other movements		0	0
Balance Ending		$ (4,081)	$ (4,409)

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.